Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

41Subsequent events

There were no significant subsequent events between December 31, 2025 and the date of issue of these financial statements other than included below or in the preceding notes to these consolidated financial statements.

41.1Convertible Bond

In January 2026 Convertible Senior Notes due in 2033 (the “Notes”) for an aggregate principal amount of $150 million (the “Convertible Note Offering”), including the exercise in full by the initial purchasers of their option to purchase an additional $25 million of Notes was closed.

The following is applicable to the Notes:

●	Cash interest coupon of 5.875% per annum, payable semi-annually in arrears on January 15 and July 15 of each year, beginning July 15, 2026.
●	Conversion price of approximately $40.51 per common share of Caledonia (the “Common Shares”), which represents a premium of approximately 25% to the last reported sale price of the Common Shares on the NYSE American on January 14, 2026, subject to customary anti-dilution adjustments.
●	The potential economic dilution upon conversions of the Notes was mitigated through the purchase of cash-settled capped call options with a cap price of approximately $56.72 (representing a premium of 75% over the last reported sale price of the Common Shares on the NYSE American on January 14, 2026). The purchase price for the capped call options was approximately $14.4 million.
●	Conversions of the Notes may be settled in Common Shares, cash, or a combination of Common Shares and cash, at Caledonia’s election. Additionally, Caledonia will have the right to redeem the Notes in certain circumstances and will be required to offer to repurchase the Notes upon the occurrence of certain events.
●	The Notes will mature on January 15, 2033 unless earlier converted, redeemed or repurchased.

41Subsequent events (continued)

41.2Bond re-issuance

On February 24, 2026, Caledonia Holdings Zimbabwe (Pvt) Ltd, a wholly owned subsidiary of the Company, re-issued loan notes (“bonds”) with a principal value of $2 million to a registered institutional investor in Zimbabwe. The bonds, which had previously lapsed on the same date, carry an interest rate of 11.5% per annum, payable semi-annually, and have a tenor of three years from the date of issue. Repayment of the bonds is fully guaranteed by the Company.

41.3Share-based payments

On April 1, 2026 78,461 PUs vested and 96,388 PUs were granted to certain management and employees within the Group.

On April 1, 2026 80,773 EPUs and 2,062 ERSUs vested and 132,360 EPUs were granted to certain management and employees within the Group.